financial instruments	6 Months Ended
Jun. 30, 2022
financial instruments
financial instruments
4	financial instruments
(a)	Credit risk

Excluding credit risk, if any, arising from currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is set out in the following table.

	June 30,	December 31,
As at (millions)	2022	2021
Cash and temporary investments, net	$382	$723
Accounts receivable	3,217	3,216
Contract assets	633	709
Derivative assets	289	89
	$4,521	$4,737

Cash and temporary investments, net

Credit risk associated with cash and temporary investments is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review evaluates changes in the status of counterparties.

Accounts receivable

Credit risk associated with accounts receivable is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when deemed necessary. Accounts are considered to be past due (in default) when customers have failed to make the contractually required payments when due, which is generally within 30 days of the billing date. Any late payment charges are levied at an industry-based market or negotiated rate on outstanding non-current customer account balances.

As at (millions)		June 30, 2022			December 31, 2021
	Note	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$934	$(13)	$921	$900	$(8)	$892
30-60 days past billing date		262	(13)	249	338	(7)	331
61-90 days past billing date		85	(16)	69	93	(9)	84
More than 90 days past billing date		111	(35)	76	114	(21)	93
Unbilled customer finance receivables		1,333	(37)	1,296	1,323	(65)	1,258
		$2,725	$(114)	$2,611	$2,768	$(110)	$2,658
Current		$2,196	$(99)	$2,097	$2,194	$(81)	$2,113
Non-current	20	529	(15)	514	574	(29)	545
		$2,725	$(114)	$2,611	$2,768	$(110)	$2,658

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

We maintain allowances for lifetime expected credit losses related to doubtful accounts. Current economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and the line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable above a specific balance threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable are written off directly to the doubtful accounts expense.

The following table presents a summary of the activity related to our allowance for doubtful accounts.

	Three months		Six months
Periods ended June 30 (millions)	2022	2021	2022	2021
Balance, beginning of period	$107	$134	$110	$140
Additions (doubtful accounts expense)	22	11	40	25
Accounts written off [1] less than recoveries	(18)	(18)	(41)	(39)
Other	3	2	5	3
Balance, end of period	$114	$129	$114	$129

1	For the three-month and six-month periods ended June 30, 2022, accounts written off, but that were still subject to enforcement activity, totalled $37 (2021 – $31) and $69 (2021 – $54), respectively.

Contract assets

Credit risk associated with contract assets is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when deemed necessary.

As at (millions)	June 30, 2022			December 31, 2021
	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))
Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$561	$(24)	$537	$595	$(24)	$571
The 12-month period ending two years hence	214	(9)	205	259	(11)	248
Thereafter	22	(1)	21	19	(1)	18
	$797	$(34)	$763	$873	$(36)	$837

We maintain allowances for lifetime expected credit losses related to contract assets. Current economic conditions, historical information (including credit agency reports, if available), and the line of business from which the contract asset arose are all considered when determining impairment allowances. The same factors are considered when determining whether to write off amounts charged to the impairment allowance for contract assets against contract assets.

Derivative assets (and derivative liabilities)

Counterparties to our material foreign exchange derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. The total dollar amount of credit exposure under contracts with any one financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of potential credit losses due to the possible non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.

(b)	Liquidity risk

As a component of our capital structure financial policies, discussed further in Note 3, we manage liquidity risk by:

●	maintaining a daily cash pooling process that enables us to manage our available liquidity and our liquidity requirements according to our actual needs;
●	maintaining an agreement to sell trade receivables to an arm’s-length securitization trust and bilateral bank facilities (Note 22), a commercial paper program (Note 26(c)) and syndicated credit facilities (Note 26(d),(e));
●	maintaining in-effect shelf prospectuses;
●	continuously monitoring forecast and actual cash flows; and
●	managing maturity profiles of financial assets and financial liabilities.

Our debt maturities in future years are disclosed in Note 26(h). As at June 30, 2022, TELUS Corporation could offer $1.6 billion of debt or equity securities pursuant to a shelf prospectus that is in effect until June 2023 (December 31, 2021 – $2.75 billion). We believe that our investment grade credit ratings contribute to reasonable access to capital markets. TELUS International (Cda) Inc. has a shelf prospectus under which an unlimited amount of debt or equity securities could be offered and that is in effect until May 2024.

We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.

The expected maturities of our undiscounted financial liabilities do not differ significantly from the contractual maturities, other than as noted below. The contractual maturities of our undiscounted financial liabilities, including interest thereon (where applicable), are set out in the following tables.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged
As at June 30, 2022 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2022 (remainder of year)	$2,911	$6	$2,589	$245	$(2,027)	$2,008	$(356)	$351	$5,727
2023	251	4	1,216	382	(191)	191	(288)	284	1,849
2024	163	279	1,773	312	(191)	191	—	—	2,527
2025	12	—	2,198	188	(570)	557	—	—	2,385
2026	1	—	1,943	156	(157)	162	—	—	2,105
2027-2031	3	—	7,578	417	(2,010)	2,075	—	—	8,063
Thereafter	—	—	11,725	354	(4,031)	4,047	—	—	12,095
Total	$3,341	$289	$29,022	$2,054	$(9,177)	$9,231	$(644)	$635	$34,751

			Total (Note 26(h))			$31,130

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2022.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2022. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
As at December 31, 2021 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2022	$3,395	$15	$3,130	$504	$(2,050)	$2,059	$8	$(544)	$540	$7,057
2023	62	1	1,167	364	(149)	148	—	—	—	1,593
2024	13	101	1,724	305	(149)	148	—	—	—	2,142
2025	14	—	2,217	176	(522)	540	—	—	—	2,425
2026	2	—	1,901	144	(116)	118	—	—	—	2,049
2027-2031	7	—	7,351	398	(1,784)	1,852	—	—	—	7,824
Thereafter	—	—	10,499	344	(2,805)	2,877	—	—	—	10,915
Total	$3,493	$117	$27,989	$2,235	$(7,575)	$7,742	$8	$(544)	$540	$34,005

			Total			$30,391

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2021.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2021. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
(c)	Market risks

Net income and other comprehensive income for the six-month periods ended June 30, 2022 and 2021, could have varied if the Canadian dollar: U.S. dollar exchange rate, the U.S. dollar: European euro exchange rate and market interest rates varied by reasonably possible amounts from their actual statement of financial position date amounts.

The sensitivity analysis of our exposure to currency risk at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The U.S. dollar-denominated and European euro-denominated balances and derivative financial instrument notional amounts as at the statement of financial position dates have been used in the calculations.

The sensitivity analysis of our exposure to interest rate risk at the reporting date has been determined based upon a hypothetical change taking place at the beginning of the relevant fiscal year and being held constant through to the statement of financial position date. The principal and notional amounts as at the relevant statement of financial position date have been used in the calculations.

Income tax expense, which is reflected net in the sensitivity analysis, reflects the applicable statutory income tax rates for the reporting periods.

Six-month periods ended June 30	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2022	2021	2022	2021	2022	2021
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$—	$1	$(1)	$(25)	$(1)	$(24)
Canadian dollar depreciates	$—	$(1)	$1	$25	$1	$24
10% change in US$: € exchange rate
U.S. dollar appreciates	$14	$9	$(59)	$(59)	$(45)	$(50)
U.S. dollar depreciates	$(14)	$(9)	$59	$59	$45	$50
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(2)	$—	$80	$90	$78	$90
U.S. interest rate	$—	$—	$(85)	$(93)	$(85)	$(93)
Combined	$(2)	$—	$(5)	$(3)	$(7)	$(3)
Interest rates decrease
Canadian interest rate	$2	$—	$(83)	$(94)	$(81)	$(94)
U.S. interest rate	$—	$—	$89	$98	$89	$98
Combined	$2	$—	$6	$4	$8	$4

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates and market interest rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

(d)	Fair values

Derivative

The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are set out in the following table.

As at (millions)		June 30, 2022				December 31, 2021

		Maximum	Notional	Fair value [1] and	Price or	Maximum	Notional	Fair value [1] and	Price or
	Designation	maturity date	amount	carrying value	rate	maturity date	amount	carrying value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2023	$461	$9	US$1.00: C$1.26	2022	$301	$6	US$1.00: C$1.25
Currency risk arising from Indian rupee-denominated purchases	HFT [4]	—	$—	—	—	2022	$12	—	US$1.00: ₹76
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2022	$1,263	23	US$1.00: C$1.27	2022	$664	2	US$1.00: C$1.26
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2025	$29	18	€1.00: US$1.09	2025	$31	3	€1.00: US$1.09
Interest rate risk associated with refinancing of debt maturing	HFH [3]	2023	$100	2	2.98%	2022	$250	2	1.35%
Price risk associated with purchase of electrical power	HFT [4]	2047	$21	13	$34.73 MWh	—	$—	—	—
				$65				$13
Other Long-Term Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2049	$5,944	$138	US$1.00: C$1.30	2048	$2,133	$76	US$1.00: C$1.27
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2025	$438	19	€1.00: US$1.09	—	$—	—	—
Price risk associated with purchase of electrical power	HFT [4]	2047	$199	67	$34.73 MWh	—	$—	—	—
				$224				$76
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2023	$147	$8	US$1.00: ₱52	2022	$116	$3	US$1.00: ₱50
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2023	$23	—	US$1.00: C$1.29	2022	$108	1	US$1.00: C$1.28
Currency risk arising from Indian rupee-denominated purchases	HFT [4]	2022	$4	—	US$1.00: ₹77	2022	$2	—	US$1.00: ₹75
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2022	$651	5	US$1.00: C$1.30	2022	$1,248	12	US$1.00: C$1.28
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(c))	HFH [3]	2022	$118	—	2.64%	2022	$120	3	2.64%
Interest rate risk associated with refinancing of debt maturing	HFH [3]	2023	$150	1	3.36%	2022	$500	5	1.59%
				$14				$24
Other Long-Term Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2027	$909	$20	US$1.00: C$1.33	2049	$3,185	$52	US$1.00: C$1.33
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	—	$—	—	—	2025	$483	21	€1.00: US$1.09
				$20				$73

1	Fair value measured at reporting date using significant other observable inputs (Level 2).
2	Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
6	We designate only the spot element as the hedging item. As at June 30, 2022, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $60 (December 31, 2021 – $53).
7	We designate only the spot element as the hedging item. As at June 30, 2022, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $1 (December 31, 2021 - $1).

Non-derivative

Our long-term debt, which is measured at amortized cost, and the fair value thereof, are set out in the following table.

As at (millions)	June 30, 2022		December 31, 2021
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$19,864	$18,427	$18,976	$20,383

(e)	Recognition of derivative gains and losses

The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.

Credit risk associated with such derivative instruments, as discussed further in (a), would be the primary source of hedge ineffectiveness. There was no ineffective portion of the derivative instruments classified as cash flow hedging items for the periods presented.

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	Note	2022	2021	Location	2022	2021
THREE-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$14	$(4)	Goods and services purchased	$4	$(10)
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	138	(26)	Financing costs	171	(63)
Arising from net investment in a foreign operation [2]		30	(4)	Financing costs	(1)	—
		182	(34)		174	(73)
Derivatives used to manage other market risk
Other		1	(1)	Financing costs	—	(2)
		$183	$(35)		$174	$(75)
SIX-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$8	$(8)	Goods and services purchased	$5	$(18)
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	126	(3)	Financing costs	63	(111)
Arising from net investment in a foreign operation [2]		54	22	Financing costs	(1)	—
		188	11		67	(129)
Derivatives used to manage other market risks
Other		1	—	Financing costs	(1)	(2)
		$189	$11		$66	$(131)

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2022, were $32 (2021 - $14) and $7 (2021 - $(58)), respectively.
2	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2022, were $2 (2021 – $NIL) and $NIL (2021 - $NIL), respectively.

The following table sets out the gains and losses arising from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship, as well as their location within the Consolidated statements of income and other comprehensive income.

		Gain (loss) on derivatives recognized in income
		Three months		Six months
Periods ended June 30 (millions)	Location	2022	2021	2022	2021
Derivatives used to manage currency risk	Financing costs	$(8)	$(1)	$(11)	$—
Virtual power purchase agreements unrealized change in forward element	Financing costs	$80	$—	$80	$—